Prepaid Expenses and Other Current Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Prepaid Expenses and Other Current Assets
Prepaid expenses	$ 4,347	$ 543
Leased facility security deposit		232
Capitalized commission cost, net	2,956	510
Other	100	80
Total prepaid expenses and other current assets	$ 7,403	$ 1,365